Revenue and Consolidated Segment Data - Schedule of Non-Current Assets by Geographical Segment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 15,580,956	$ 13,845,757
Hong Kong and Macau [Member]
Disclosure of operating segments [line items]
Non-current assets	3,073,099	3,147,912
Thailand [Member]
Disclosure of operating segments [line items]
Non-current assets	12,466,694	10,528,245
Other countries [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 41,163	$ 169,600